Condensed Unaudited Consolidated Statements of Financial Position - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 260,365,630	$ 129,450,676
Receivables		369,005	213,346
Prepaid expenses		13,482,385	5,039,150
Inventory		603,233	609,094
Total Current assets		274,820,253	135,312,266
Non-current assets
Restricted cash		144,643	143,800
Plant and equipment		10,494,053	9,290,308
Net investment in sublease		24,387	38,541
Goodwill and other intangible assets		968,485	969,467
TOTAL ASSETS		286,451,821	145,754,382
Current liabilities
Trade payables and accrued liabilities		2,892,345	3,461,339
Customer deposits		351,443	329,221
Construction contract liability		225,967	189,651
Current portion of lease liabilities		514,709	576,232
Total current liabilities		3,984,464	4,556,443
Non-current liabilities
Derivative liability	[1]	11,691,759	17,899,855
Lease liabilities		1,497,781	499,541
Deferred revenue		119,253	119,253
TOTAL LIABILITIES		17,293,257	23,075,092
EQUITY
Share capital		357,542,725	212,058,836
Deficit		(110,507,823)	(110,327,159)
Reserves		22,123,662	20,947,613
TOTAL EQUITY		269,158,564	122,679,290
TOTAL LIABILITIES AND EQUITY		$ 286,451,821	$ 145,754,382

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (“IFRS”). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 12.